Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,529,679	$ 483,564	¥ 4,434,525	¥ 7,097,938
Prepayments and other assets	2,192,928	300,430	2,794,259
Total current assets	9,527,236	1,305,226	12,635,229
Total non-current assets	36,233,289	4,963,940	31,959,145
Total assets	45,760,525	6,269,166	44,594,374
Current liabilities:
Total current liabilities	21,477,333	2,942,382	22,341,534
Non-current liabilities:
Convertible senior notes	8,593,030	1,177,240	10,946,436
Total non-current liabilities	10,909,428	1,494,586	10,067,925
Total liabilities	32,386,761	4,436,968	32,409,459
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	55,623,841	7,620,435	54,971,469
Accumulated deficit	(43,809,369)	(6,001,859)	(44,573,428)
Accumulated other comprehensive income	1,550,523	212,421	1,688,047
Total liabilities and shareholders' equity	45,760,525	6,269,166	44,594,374
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	238	33	237
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	193	26	193
iQIYI, INC
Current assets:
Cash and cash equivalents	887,386	121,571	401,002
Prepayments and other assets	2,543	348	4,725
Amounts due from entities within the Group	21,082,425	2,888,281	22,653,118
Total current assets	21,972,354	3,010,200	23,058,845
Total non-current assets	0	0	0
Total assets	21,972,354	3,010,200	23,058,845
Current liabilities:
Convertible senior notes	242,460	33,217	2,802,442
Accrued expenses and other liabilities	13,898	1,904	25,891
Total current liabilities	256,358	35,121	2,828,333
Non-current liabilities:
Convertible senior notes	8,350,570	1,144,023	8,143,994
Total non-current liabilities	8,350,570	1,144,023	8,143,994
Total liabilities	8,606,928	1,179,144	10,972,327
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	55,623,841	7,620,435	54,971,469
Accumulated deficit	(43,809,369)	(6,001,859)	(44,573,428)
Accumulated other comprehensive income	1,550,523	212,421	1,688,047
Total shareholders’ equity	13,365,426	1,831,056	12,086,518
Total liabilities and shareholders' equity	21,972,354	3,010,200	23,058,845
iQIYI, INC | Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	238	33	237
iQIYI, INC | Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	¥ 193	$ 26	¥ 193